Commitments and Contingencies (Details) - 6 months ended Jun. 30, 2023 ¥ in Millions, $ in Millions	USD ($)	CNY (¥)
Commitments and Contingencies [Abstract]
Minimum lease payments	$ 2.7
Restricted cash	$ 1.0	¥ 7.1